Investments in equity investees - ZTO LTL, Feng Wang and CRRC (Details) ¥ in Thousands, $ in Thousands		1 Months Ended			12 Months Ended
	Aug. 22, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥) item	Aug. 31, 2017 CNY (¥)	Dec. 31, 2013 CNY (¥) item	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Investments in equity investees
Cash consideration					$ 13,688	¥ 89,055	¥ 315,426	¥ 193,803
ZTO Supply Chain Management Co., Ltd. ("ZTO LTL")
Investments in equity investees
Cash consideration | ¥	¥ 54,000		¥ 36,000
Equity interest in equity method investment (as a percent)	18.00%		18.00%
Feng Wang Investment Co., Ltd. ("Feng Wang")
Investments in equity investees
Cash consideration | ¥				¥ 50,000
Equity interest in equity method investment (as a percent)				25.00%				20.00%
Number of top express delivery companies in agreement				3
Shanghai CRRC Green City Logistics Co., Ltd. ("CRRC")
Investments in equity investees
Cash consideration | ¥		¥ 30,000
Equity interest in equity method investment (as a percent)		15.00%			15.00%	15.00%
Number of top express delivery companies in agreement		2
Number of board seat allocated for equity method investment		1
Number of board seat available in equity method investee		7